Offerings	May 29, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)	An indeterminate aggregate initial offering price or number of each identified class of securities is being registered as may from time to time be offered at indeterminate prices.
(2)	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of all of the registration fee.
(3)
Subsidiaries of The Goodyear Tire & Rubber Company may fully and unconditionally guarantee the debt securities of The Goodyear Tire & Rubber Company. In accordance with Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees of the debt securities being registered.

Offering: 2
Offering:
Fee Previously Paid	false
Security Type	Other
Security Class Title	Guarantees of Debt Securities
Offering Note
(1)	An indeterminate aggregate initial offering price or number of each identified class of securities is being registered as may from time to time be offered at indeterminate prices.
(2)	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of all of the registration fee.
(3)
Subsidiaries of The Goodyear Tire & Rubber Company may fully and unconditionally guarantee the debt securities of The Goodyear Tire & Rubber Company. In accordance with Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees of the debt securities being registered.